BROWN ADVISORY FUNDS

Brown Advisory Global Leaders Fund
(the “Fund”)

Institutional Shares (Not Available for Sale)
Investor Shares (BIALX)
Advisor Shares (Not Available for Sale)

Supplement dated May 12, 2016
to the Prospectus and the Summary Prospectus dated October 30, 2015

This supplement serves as notification of the following change:

1. Additional Portfolio Manager Added

Michael Dillon, CFA, has served as the Lead Portfolio Manager of the Fund since its inception in 2015 and will continue to serve as Lead Portfolio Manager.  In addition, Bertie Thomson, CFA, will serve as a co-Portfolio Manager of the Fund.

Since 2015, Mr. Thomson has served as an Equity Research Analyst at Brown Advisory LLC and its affiliates researching investment opportunities in the industrial and consumer sectors.  Prior to joining Brown Advisory, he worked at Aberdeen Asset Management as a member of its European equity team based in London. Most recently, he was a senior investment manager on Aberdeen’s Pan European equity team. Mr. Thomson received his MA in Architectural History from Edinburgh University.

Investors should retain this supplement for future reference

BROWN ADVISORY FUNDS

Brown Advisory Global Leaders Fund
(the “Fund”)

Institutional Shares (Not Available for Sale)
Investor Shares (BIALX)
Advisor Shares (Not Available for Sale)

Supplement dated May 12, 2016
to the Statement of Additional Information dated October 30, 2015

This supplement serves as notification of the following changes:

1. Additional Information Regarding Portfolio Managers

Michael Dillon, CFA, has served as the Lead Portfolio Manager of the Fund since its inception in 2015 and will continue to serve as Lead Portfolio Manager.  In addition, Bertie Thomson, CFA, will now serve as a co-Portfolio Manager of the Fund. Accordingly, the following information is added to the section entitled “Information Regarding Portfolio Managers.”

Other Accounts under Management by the Portfolio Managers as of March 31, 2016:

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for which Advisory Fee is Performance Based
Fund and Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Brown Advisory Global Leaders Fund
Michael Dillon	0 $0	1 $5 million	0 $0	0 $0	0 $0	0 $0
Bertie Thomson	0 $0	1 $5 million	0 $0	0 $0	0 $0	0 $0

Portfolio Managers’ Ownership in the Fund as of March 31, 2016:

Fund/Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of 3/31/16
Brown Advisory Global Leaders Fund
Michael Dillon	None
Bertie Thomson	None

Investors should retain this supplement for future reference